History And Organization of The Group (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Summary of Direct or Indirect Interests In The Principal Subsidiaries And The Principal Consolidated Affiliated Entities
(a)	As of December 31, 2022, 2023 and 2024, the Company had direct or indirect interests in the principal subsidiaries and the principal consolidated affiliated entities as below.

Company Name	Kind of legal entity and place of incorporation	Principal activities and place of operations	Issued and paid-in capital/Registered capital	Attributable equity interest/economic interest to the Group
				2022	2023	2024
Controlled through direct or indirect equity holding:
Gem Blazing Limited	Corporation, Cayman Islands	Intermediate holding, Cayman Islands	USD742,000,000	100%	100%	100%
Wincon Hong Kong Investment Company Limited	Corporation, Hong Kong	Intermediate holding, Hong Kong	USD742,000,000	100%	100%	100%
Weikun (Shanghai) Technology Service Co., Ltd. (“Weikun Technology”)	Corporation, the PRC	Technology advisory service, the PRC	RMB7,923,258,050/ USD1,191,000,000	100%	100%	100%
Jinjiong (Shenzhen) Technology Service Company Ltd. (“Jinjiong Technology”) (i)	Corporation, the PRC	Intermediate holding, the PRC	RMB800,000,000	100%	100%	100%
Lufax Holding (Shenzhen) Technology Service Co., Ltd.	Corporation, the PRC	Internet platform service, the PRC	RMB298,549,200/ RMB300,000,000	100%	100%	100%
Gem Alliance Limited	Corporation, Cayman Islands	Intermediate holding, Cayman Islands	USD1,828,535,620	100%	100%	100%
Harmonious Splendor Limited	Corporation, Hong Kong	Intermediate holding, Hong Kong	USD2,165,088,878	100%	100%	100%
Ping An Rongyi (Jiangsu) Financing Guarantee Co., Ltd. (iv)	Corporation, the PRC	Financing guarantee services, the PRC	USD3,109,801,102	100%	100%	100%
Ping An Puhui Enterprises Management Co., Ltd. (ii i )	Corporation, the PRC	Enterprise management service, the PRC	RMB9,435,425,000	100%	100%	100%
Chongqing Yuheao Commercial Information Consulting Co., Ltd. (iv)	Corporation, the PRC	Information service consultation, the PRC	RMB3,200,000,000	100%	100%	100%
Shenzhen Ping An Rongyi Investment & Consulting Co., Ltd. (iv)	Corporation, the PRC	Investment and financial consulting service, the PRC	RMB1,251,363,637	100%	100%	100%
Ping An Rongyi (Heilongjiang) Information Service Co., Ltd. (iv)	Corporation, the PRC	Information technology services, the PRC	RMB1,000,000,000	100%	100%	100%
Ping An Consumer Finance Co., Ltd.	Corporation, the PRC	Consumer finance business, the PRC	RMB5,000,000,000	70%	70%	70%
PAO Bank Limited (“PAObank”) (ii)	Corporation, Hong Kong	Banking services Hong Kong	HKD2,000,000,000	0%	0%	100%
Heilongjiang Jinlian Yuntong Microfinance Co., Ltd. (“Heilongjiang Microfinance”)	Corporation, the PRC	Microfinance services , the PRC	RMB4,640,000,000/ RMB5,000,000,000	0%	0%	100%
Controlled through Contractual Agreements:
Shanghai Xiongguo Corporation Management Co., Ltd. (“Xiongguo”)	Corporation, the PRC	Intermediate holding, the PRC	RMB1,000,000,000	100%	100%	100%
Shanghai Lufax Information Technology Co., Ltd.	Corporation, the PRC	Online wealth management information platform service, the PRC	RMB836,670,000	100%	100%	100%
Shenzhen Lufax Holding Enterprise Management Co., Ltd.	Corporation, the PRC	Intermediate holding, the PRC	RMB 0/ RMB 5,000,000	100%	100%	100%
Controlled through de facto control:
Zhongshi Credit Management Co., Ltd.	Corporation, the PRC	Non-performing asset management, the PRC	RMB100,000,000	90%	90%	90%
Shenzhen Jiayun Hua’ao Information Service Co., Ltd.	Corporation, the PRC	Information consulting services, the PRC	RMB570,000,000	100%	100%	100%
Shenzhen Tiankun Hengtai Investment Management Co., Ltd. (v)	Corporation, the PRC	Investment and asset management, the PRC	RMB 0/ RMB10,000,000	100%	0%	0%
The English names of certain subsidiaries of the Group represent the best effort by the Company’s management to translate their Chinese names, as these subsidiaries do not have official English names.

(i)
In 2023, the board of directors of Jinjiong Technology approved a RMB500 million capital injection from Weikun Technology, the parent company of Jinjiong Technology. As of December 31, 2023, the capital injection has been completed.

(ii)
On November
13, 2023, the Group entered into a share purchase agreement with OneConnect Financial Technology Co., Ltd. (as the seller) (“OCFT”) and PAO Bank Limited (previously known as Ping An OneConnect Bank (Hong Kong) Limited) (the “PAObank”), pursuant to which OCFT conditionally agreed to sell, and the Group conditionally agreed to acquire PAObank through the sale and purchase of the entire issued share capital of the indirect holding company of PAObank, Jin Yi Tong Limited, at a consideration of HKD933 million
in cash. On April 2, 2024, all the conditions precedent to the acquisition of PAObank had been fulfilled. Upon that, the acquisition was completed and the PAObank became a wholly-owned subsidiary of the Group.

(iii)
On August 5, 2024, Harmonious Splendor Limited, the parent company of Ping An Puhui Enterprises Management Co., Ltd., increased its capital contribution to Ping An Puhui Enterprises Management Co., Ltd. from RMB 8,494,800,000 to RMB 9,435,425,000.

(iv)
In 2024, Ping An Puhui Financing Guarantee Co., Ltd., Chongqing Jinan Microloan Co., Ltd., Ping An Puhui Investment & Consulting Co., Ltd. and Ping An Puhui Information Services Co., Ltd. were renamed as Ping An Rongyi (Jiangsu) Financing Guarantee Co., Ltd., Chongqing Yuheao Commercial Information Consulting Co., Ltd , Shenzhen Ping An Rongyi Investment & Consulting Co., Ltd. and Ping An Rongyi (Heilongjiang) Information Service Co., Ltd., respectively.

(v)	Shenzhen Tiankun Hengtai Investment Management Co., Ltd. was dissolved in October 2023.

Summary of the major consolidated structured entities other than consolidated affiliated entities of the group
(b)	The following table sets forth the major consolidated structured entities other than Consolidated Affiliated Entities of the Group as of December 31, 2024.

Name	Amount of investment by the Group	Remaining paid-in capital of structured entities (i)
	RMB’000	RMB’000
Trust A	2,720,000	2,720,000
Trust B	2,720,000	2,720,000
Trust C	2,629,840	2,629,840
Trust D	2,260,000	2,260,000
Trust E	1,864,000	1,864,000
Asset Management Product A	1,686,553	1,686,553
Trust F	1,479,643	1,479,643
Trust G	1,288,920	1,288,920
Trust H	1,166,218	1,166,218
Asset Management Product B	994,471	994,471
Ping An Group and its subsidiaries also made investments in these structured entities. Meanwhile, Ping An Group and its subsidiaries also provide certain services to certain consolidated structured entities.

(i)	The remaining paid-in capital is the amount not yet paid to the investors.

Summary of balance sheet details of consolidated affiliated entities and their subsidiaries
(e)
The following are major financial statements amounts and balances of the Group’s Consolidated Affiliated Entities and their consolidated subsidiaries as of December 31, 2022, 2023 and 2024 and for the three years ended December 31, 2024.

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Assets arising from inter-company transactions	10,328	9,200	8,073
Amounts due from Group companies	2,412,424	2,313,929	2,473,019
Total assets	13,408,379	7,786,863	5,938,745
Amounts due to Group companies	14,625,366	10,515,906	9,292,627
Total liabilities	16,951,525	11,574,845	10,205,635

Summary of cash flow summary and income summary of consolidated affiliated entities and subsidaries

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Inter-company revenues	156,029	90,513	554,293
Total income	1,752,736	287,994	430,361
Inter-company expenses	(540,809)	(311,248)	(140,989)
Total expense s	(2,887,465)	(532,838)	(910,908)
Net loss	(1,134,729)	(244,844)	(480,547)

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Inter-company cash flow	(625,594)	592,730	(1,431,064)
Reclassification (i)	1,487,448	(538,060)	—
Other operating activities	(913,095)	615,102	3,400

Net cash generated (used in)/from operating activities	(51,241)	669,772	(1,427,664)

Inter-company cash flow	564,266	311,736	234,747
Reclassification (i)	(1,487,448)	538,060	—
Payment for advances to consolidated entities	—	(700,000)	(3,430,000)
Receipts of repayment of the advances from consolidated entities	158	—	3,648,130
Proceeds from sale of investment assets	9,263,677	2,539,903	2,372,250
Payment for acquisition of investment assets	(5,712,189)	(859,230)	(1,656,500)
Other investing activities	5,543,944	(181)	86,767

Net cash generated from investing activities	8,172,408	1,830,288	1,255,394

Repayment for advances to consolidated entities	(10,755,583)	(4,679,877)	—
Receipts of advances from consolidated entities	4,617,000	37,850	—
Repayment of interest expenses and borrowings	(436,274)	—	(48,333)
Other financing activities	(1,000)	—	—

Net cash used in financing activities	(6,575,857)	(4,642,027)	(48,333)

Effect of exchange rate changes on cash and cash equivalents	21	9	—
Net increase/(decrease) in cash	1,545,331	(2,141,958)	(220,603)
Cash at the beginning of the year	904,567	2,449,898	307,940

Cash at the end of the year	2,449,898	307,940	87,337

(i)
This represents the reclassification of certain cash flows that were considered as investing activities in the financial statements of consolidated entities and consolidated affiliated entities’ subsidiaries and as operating activities in the consolidated financial statements of the Group.